Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 93,900	$ 86,100	$ 87,500
Year ended 31 Dec	130,200	110,700	119,500
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	316	250	172
Year ended 31 Dec	316	250	172
Estimated fees paid by associated third parties	$ 12,300	$ 17,200	$ 14,000